INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2022
INCOME TAXES
Summary of Current and Deferred Components of Income Tax Expense

	Year ended December 31,
	2020	2021	2022	2022
	RMB	RMB	RMB	USD
Current tax	122,931,256	105,353,756	80,209,774	11,629,324
Deferred tax	(12,472,054)	3,535,126	(125,802,192)	(18,239,603)
Total	110,459,202	108,888,882	(45,592,418)	(6,610,279)

Reconciliation Between Effective Income Tax Rate and PRC Statutory Income Tax Rate

	Years ended December 31,
	2020	2021	2022
PRC statutory tax rate	25%	25%	25%
Withholding tax on the PRC earnings distribution	—%	10%	9%
Effect of international rate difference	1%	1%	(10)%
Effect of preferential tax rate	—%	(7)%	1%
Tax effect of expenses that are not deductible in determining taxable profit	4%	6%	(7)%
Valuation Allowance	1%	14%	(8)%
Effective tax rate	31%	49%	10%

Components of Deferred Income Tax Assets and Liabilities

	As of December 31,
	2021	2022	2022
	RMB	RMB	USD
Deferred tax assets:
Net loss carryforward	53,089,828	64,191,537	9,306,898
Deferred revenue	115,049,834	91,552,823	13,273,912
Deferred rent	17,692,412	—	—
Lease liability	—	414,797,817	60,140,030
Bad debt expenses	30,328,801	79,570,368	11,536,619
Accrued expenses	17,687,519	16,350,750	2,370,636
Unrealized losses from equity securities	7,534,182	717,944	104,092
Impairment of Long-lived assets and other assets	—	53,054,078	7,692,118
Valuation allowance	(59,426,713)	(76,326,389)	(11,066,286)
Total deferred tax assets	181,955,863	643,908,928	93,358,019
Deferred tax liabilities:
Depreciation of property and equipment	(6,099,754)	(7,765,478)	(1,125,888)
Unrealized gains from equity securities	(880,803)	(5,360,418)	(777,188)
Intangible assets arising from acquisition	(176,681,292)	(52,570,078)	(7,621,945)
Withholding tax on PRC earnings to be distributed	(64,929,920)	(20,730,212)	(3,005,598)
Right-of-use assets	—	(386,025,806)	(55,968,481)
Total deferred tax liabilities	(248,591,769)	(472,451,992)	(68,499,100)
Net deferred tax (liabilities) assets	(66,635,906)	171,456,936	24,858,919

Schedule of Unrecognized Tax Benefits

Unrecognized tax benefits — January 1, 2021	202,915,367
Increases — tax positions in the current period	74,057,733
Decreases — tax positions in prior period	(38,114,470)
Unrecognized tax benefits — December 31, 2021	238,858,630
Unrecognized tax benefits — January 1, 2022	238,858,630
Increases — tax positions in the current period	25,680,473
Decreases — tax positions in prior period	(17,903,791)
Unrecognized tax benefits — December 31, 2022	246,635,312